Fair value of financial instruments is as follows (Details) - USD ($)	Dec. 31, 2016	Oct. 17, 2016
Fair value of financial instruments is as follows Details
Derivative liability - $1 million of Notes issued October 17, 2016	$ 56,557	$ 271,754
Derivative liability - 160,000 warrants issued October 17, 2016	$ 36,649	$ 176,096